Investments in Unconsolidated Real Estate Ventures (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Equity Method Investments and Joint Ventures [Abstract]
Summary of Investments in Unconsolidated Real Estate Ventures
The Company’s investments in unconsolidated real estate ventures are summarized as follows:

				Carrying Value of Investment
	Location	Date Real Estate Venture Became Operational	Equity Ownership%	June 30, 2026	December 31, 2025
Toronto (1)	Toronto, Ontario	June 2025	50%	$3,653,653	$4,160,699
Toronto II (1)	Toronto, Ontario	April 2025	50%	4,688,860	5,254,183
Dorval (1)	Dorval, Quebec	June 2025	50%	2,570,895	3,106,052
Hamilton (1)	Hamilton, Ontario	October 2024	50%	1,764,341	2,131,495
Montreal (1)	Montreal, Quebec	May 2026	50%	3,997,707	9,860,516

				$16,675,456	$24,512,945

(1)	As of June 30, 2026, these five JV Properties were encumbered by first mortgages pursuant to the SmartCentres Financing (defined below).

The Company’s investments in unconsolidated real estate ventures are summarized as follows:

					Carrying Value of Investment
	Location	Date Real Estate Venture Acquired Land	Date Real Estate Venture Became Operational	Equity Ownership %	December 31, 2025	December 31, 2024
Toronto (1)	Toronto, Ontario	April 2021	June 2025	50%	$4,160,699	$3,708,283
Toronto II (1)	Toronto, Ontario	December 2021	April 2025	50%	5,254,183	5,413,629
Dorval (1)	Dorval, Quebec	February 2023	June 2025	50%	3,106,052	2,569,669
Hamilton (1)	Hamilton, Ontario	November 2023	October 2024	50%	2,131,495	2,459,972
Montreal	Montreal, Quebec	January 2024	Under development	50%	9,860,516	4,055,582

					$24,512,945	$18,207,135

(1)	As of December 31, 2025, these four JV Properties were encumbered by first mortgages pursuant to the SmartCentres Financing (defined below).